Segmented information - Schedule of segment information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING SEGMENT RESULTS
Gold revenues	$ 612,700,000	$ 482,100,000
Copper revenues	160,300,000	111,800,000
Silver revenues	13,500,000	10,500,000
Total revenues	786,500,000	604,400,000
Operating expenses	450,400,000	382,700,000
Depreciation and depletion	234,200,000	195,400,000
Revenue less cost of goods sold	101,900,000	26,300,000
Corporate administration	24,500,000	21,300,000
Corporate restructuring	0	2,100,000
Share-based payment expenses	5,400,000	2,600,000
Exploration and business development	10,200,000	16,000,000.0
Income (loss) from operations	61,800,000	(15,700,000)
Intersegment amounts
OPERATING SEGMENT RESULTS
Total revenues	0	0
Corporate
OPERATING SEGMENT RESULTS
Gold revenues	0	0
Copper revenues	0	0
Silver revenues	0	0
Total revenues	0	0
Operating expenses	0	0
Depreciation and depletion	0	0
Revenue less cost of goods sold	0	0
Corporate administration	24,500,000	21,300,000
Corporate restructuring		2,100,000
Share-based payment expenses	5,400,000	2,600,000
Exploration and business development	800,000	500,000
Income (loss) from operations	(30,700,000)	(26,500,000)
Rainy River | Operating segments
OPERATING SEGMENT RESULTS
Gold revenues	494,300,000	413,100,000
Copper revenues	0	0
Silver revenues	11,100,000	8,600,000
Total revenues	505,400,000	421,700,000
Operating expenses	284,700,000	230,400,000
Depreciation and depletion	166,900,000	148,100,000
Revenue less cost of goods sold	53,800,000	43,200,000
Corporate administration	0	0
Corporate restructuring		0
Share-based payment expenses	0	0
Exploration and business development	200,000	2,700,000
Income (loss) from operations	53,600,000	40,500,000
New Afton | Operating segments
OPERATING SEGMENT RESULTS
Gold revenues	118,400,000	69,000,000.0
Copper revenues	160,300,000	111,800,000
Silver revenues	2,400,000	1,900,000
Total revenues	281,100,000	182,700,000
Operating expenses	165,700,000	152,300,000
Depreciation and depletion	67,300,000	47,300,000
Revenue less cost of goods sold	48,100,000	(16,900,000)
Corporate administration	0	0
Corporate restructuring		0
Share-based payment expenses	0	0
Exploration and business development	9,200,000	12,800,000
Income (loss) from operations	$ 38,900,000	$ (29,700,000)